Significant Accounting Policies - Schedule of Remaining Performance Obligations (Details) $ in Thousands	Dec. 31, 2025 USD ($)
2026 [Member]
Schedule of Remaining Performance Obligations [Line Items]
Service contracts and software subscriptions	$ 1,899
2027 [Member]
Schedule of Remaining Performance Obligations [Line Items]
Service contracts and software subscriptions
2028 and thereafter [Member]
Schedule of Remaining Performance Obligations [Line Items]
Service contracts and software subscriptions